Debt - Additional Information (Detail) - USD ($)			9 Months Ended	12 Months Ended
	Aug. 31, 2016	Jun. 06, 2014	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 18, 2018
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount				$ 20,379,000	$ 11,941,000
Deferred debt issuance costs				24,609,000	21,491,000
Long-term Debt				1,103,871,000	590,032,000
Debt modification and extinguishment costs				14,887,000	2,899,000	$ 5,986,000
Quarterly term loan facility payment				$ 8,000	70,000	108,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Interest Rate Swap
Debt Instrument [Line Items]
Amount of debt hedged				$ 220,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross				228,000,000	42,000,000
Term Loan Facility
Debt Instrument [Line Items]
Long-term debt, gross				496,250,000	559,973,000
New Line Of Credit [Member] | Line of Credit
Debt Instrument [Line Items]
Letter of credit, aggregate face amount		$ 25,000,000
New Line Of Credit [Member] | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							1.50%
New Line Of Credit [Member] | Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							2.50%
New Line Of Credit [Member] | Revolving Credit Facility | Federal Funds Effective Swap Rate
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							0.50%
New Line Of Credit [Member] | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							1.00%
New Line Of Credit [Member] | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							0.50%
New Line Of Credit [Member] | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							1.50%
New Line Of Credit [Member] | Letter of Credit
Debt Instrument [Line Items]
Letter of credit, aggregate face amount		$ 100,000,000.0
New Line Of Credit [Member] | Letter of Credit | Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage		0.45%
New Line Of Credit [Member] | Letter of Credit | Maximum
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage		0.60%
Senior notes due 2026 [Member]
Debt Instrument [Line Items]
Debt issuance, aggregate principal amount				400,000,000			$ 400,000,000
Debt modification and extinguishment costs			$ 7,000,000.0
Debt Instrument, Interest Rate, Stated Percentage							8.00%
2014 Credit Agreement
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				5,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Two				5,000,000
Long-term Debt				1,120,419,000
Long-term Debt, Maturities, Repayments of Principal in Year Three				5,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four				5,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five				233,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five				867,419,000
Letter of Credit
Debt Instrument [Line Items]
Letter of credit, aggregate face amount				100,000,000.0
Letter of credit outstanding				$ 300,000	600,000
Debt instrument fees amount					$ 100,000	$ 100,000
Term Loan | New Line Of Credit [Member]
Debt Instrument [Line Items]
Term loan facility discount							99.75%
Debt Instrument, Quarterly Payment, Amount							$ 1,250,000
Term Loan | New Line Of Credit [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							500,000,000
Deferred debt issuance costs							8,400,000
Line of Credit Facility, Maximum Borrowing Capacity, Additional Amounts Available For Borrowing							250,000,000
Loans Payable | 2014 Term Loan
Debt Instrument [Line Items]
Letter of credit, aggregate face amount		$ 325,000,000
Loans Payable | 2016 Incremental Term Loan
Debt Instrument [Line Items]
Line of credit facility borrowing capacity increase	$ 250,000,000
Line of Credit | New Line Of Credit [Member] | Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 600,000,000
Line of Credit | 2014 Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 550,000,000